Combined balance sheet (Predecessor) (USD $)	Mar. 31, 2013 Predecessor
Current assets
Cash and cash equivalents	$ 1,041,644
Trade receivables, net	1,036,187
Prepaid expenses and other receivables	64,576
Due from related parties	2,198,820
Inventories	1,708,241
Accrued revenue	108,551
Total current assets	6,158,019
Fixed assets
Vessels, net	187,077,722
Total fixed assets	187,077,722
Other non-current assets
Deferred charges, net	1,211,863
Total assets	194,447,604
Current liabilities
Trade accounts payable	3,314,624
Accrued expenses	1,418,585
Due to related parties	14,115,179
Deferred income	641,048
Current portion of long-term debt	12,112,000
Total current liabilities	31,601,436
Long-term liabilities
Long-term debt-net of current portion	128,718,500
Derivative instruments	21,369,878
Total long-term liabilities	150,088,378
Total liabilities	181,689,814
Owners' equity
Owners' capital	73,880,910
Accumulated deficit	(61,123,120)
Total shareholders' equity	12,757,790
Total liabilities and shareholders' equity	$ 194,447,604